Condensed Consolidated Interim Statement of Comprehensive Income (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022
Statement of comprehensive income [abstract]
Profit after taxes	€ 854	€ 675
Foreign currency translations:
Pretax activity, net	(280)	98
Tax effect	0	0
Foreign currency translation, net of tax	(280)	98
Cash flow hedges:
Pretax activity, net	(38)	8
Tax effect	7	(3)
Cash flow hedges, net of tax	(31)	5
Other reserves:
Pretax activity, net	13	(2)
Tax effect	(3)	0
Other reserves, net of tax	10	(2)
Items that may be subsequently reclassified to the income statement	(301)	101
Pension plan remeasurements:
Pretax activity, net	13	53
Tax effect	(4)	(16)
Pension plan adjustments, net of tax	9	37
Items that will not be subsequently reclassified to the income statement:	9	37
Other comprehensive income/(loss) for the period, net of tax	(292)	138
Total comprehensive income	562	813
Comprehensive income attributable to shareholders	562	798
Comprehensive income attributable to non-controlling interests	€ 0	€ 15